LONG TERM INVESTMENT, NET (Details Narrative) ¥ in Millions		6 Months Ended
	May 17, 2025	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 USD ($)	Nov. 30, 2018 USD ($)	Nov. 30, 2018 CNY (¥)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Impairment		$ 1,123,200
Dogness Network [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Impairment		$ 1,123,200	¥ 8.0
Linsun Smart Technology Co., Ltd [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ownership percentage		10.00%	10.00%
Dogness Intelligent Technology Co., Ltd [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ownership percentage	19.50%
Equity Investment Agreement [Member] | Dogness Network [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Investments					$ 1,144,000	¥ 8.0
Ownership percentage					10.00%	10.00%
Equity Investment Agreement [Member] | Linsun Smart Technology Co., Ltd [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Investments					$ 429,000	¥ 3.0
Ownership percentage					13.00%	13.00%
Equity Investment Agreement [Member] | Dogness Intelligent Technology Co., Ltd [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ownership percentage	19.50%
Investments description	original owners for considerations consisting of (a) issuance of the Company’s 250,000 Class A common shares, (b) issuance of 1,550,000 pre-funded warrants to purchase the Company’s Class A common shares and (c) issuance of up to 2,000,000 maximum eligibility warrants to purchase the Company’s Class A common shares. The fair value of such consideration was determined at $19,000,000 assessed by an independent valuation firm. In DITC, the Company does not have significant influence and accounted for such investment using measurement alternative.